CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net loss	$ (29,752,298)	$ (122,206,027)	$ (90,622,558)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for losses on accounts receivable and other current assets	9,058,012	68,212,239	27,882,120
Impairment of intangible assets and goodwill	11,914,144	2,008,249	26,901,574
Provision for obsolete inventories	4,007,896	887,525	2,235,574
Depreciation	2,474,415	8,114,611	11,532,635
Amortization of intangible assets and land use rights	2,292,572	2,486,809	2,292,518
(Gain) loss on disposal of property and equipment, net	(20,388)	89,885	2,915,708
Loss on disposal of inventories	476,597	0	0
Stock-based payment compensation for consulting services	120,167	0	0
Stock-based compensation	81,615	6,900,000	0
Impairment of property, plant and equipment	827,319	29,976,990	11,809,432
Dividends received from Xiamen Yili Geo Information Technology Co., Ltd.	(162,800)	0	(79,268)
Change in deferred income tax	(4,818,786)	1,501,645	306,838
Changes in operating assets and liabilities, net of effects of business acquisitions
(Increase) decrease in accounts receivable	(7,594,307)	510,419	(7,460,031)
Decrease in inventories	5,669,661	773,293	3,579,538
Increase in other receivables and prepaid expenses	(4,116,271)	(4,711,757)	(2,031,433)
Decrease (increase) in advances to suppliers	3,991,102	(2,352,897)	(1,551,504)
(Increase) decrease in restricted cash	(1,720,772)	942,495	250,306
Increase (decrease) in amounts due to/from related parties	373,302	1,629,891	(1,825,311)
(Decrease) increase in other payables and accrued expenses	(4,045,308)	4,294,228	15,173
(Decrease) increase in advances from customers	(1,844,913)	740,933	(2,700,713)
(Decrease) increase in accounts payable and bills payable	103,734	(11,124,374)	7,175,522
Increase (decrease) in income tax payable	55,782	(51,697)	106,370
Net cash used in operating activities	(12,629,525)	(11,377,540)	(9,267,510)
INVESTING ACTIVITIES
Deposit received for assets held-for sale	13,024,000	0	0
Deposit refunded (for purchase) of land use rights	3,355,088	1,437,368	(47,561)
Dividends received from Xiamen Yili Geo Information Technology Co., Ltd.	162,800	0	79,268
Cash acquired in Biznest acquisition	67,506	0	0
Proceeds from sale of property and equipment	20,399	226,369	18,549
Consideration paid for acquisition of Biznest	(5,951,968)	0	0
Investment in Geo	(128,901)	0	0
Capitalized and purchased software development costs	(2,727,819)	(2,472,624)	(2,159,866)
Purchases of property and equipment	(861,673)	(2,041,270)	(778,691)
Investment in Zhongtian	(638,723)	(378,144)	0
Purchase of land use rights	0	0	(2,513,648)
Investment in Hubei Information Science and Technology	0	0	(158,600)
Net cash provided by (used in) investing activities	6,320,709	(3,228,301)	(5,560,549)
FINANCING ACTIVITIES
Borrowings under short-term loans	74,750,045	107,825,953	99,000,812
Common stock issued for cash	3,683,028	9,000,000	0
Decrease (increase) in restricted cash in relation to bank borrowings	83,545	(619,509)	2,042,836
Capital injection by minority shareholders	0	2,585,600	283,612
Borrowings under long-term loans	0	350,534	0
Repayment of short-term loans	(70,736,951)	(101,276,350)	(89,499,942)
Repurchase of ordinary shares	(1,290,000)	(3,000,000)	(315,577)
Repayment of long-term loans	(94,279)	(147,923)	(35,576)
Net cash provided by financing activities	6,395,388	14,718,305	11,476,165
Effect of exchange rate changes on cash and cash equivalents	19,027	223,130	80,258
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	105,599	335,594	(3,271,636)
CASH AND CASH EQUIVALENTS, BEGINNING	11,083,592	10,747,998	14,019,634
CASH AND CASH EQUIVALENTS, ENDING	11,189,191	11,083,592	10,747,998
Income taxes	382,741	405,948	493,378
Interest	$ 6,593,549	$ 5,537,477	$ 4,537,517